COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 4:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	Charges:

As collateral for its liabilities, the Company has recorded floating charges on all of its assets, including the intellectual property and equipment, in favor of banks.

b.	Collateral:

The Company provided bank guarantees in the amount of $399 in favor of its lessor customs and customers.

c.	Royalties:

The Company has undertaken to pay royalties to the BIRD Foundation ("BIRD"), at the rate of 5% on sales proceeds of products developed with the participation of BIRD up to the amount received, linked to the U.S. dollar. The contingent obligation as of June 30, 2016 is $2,444. No royalties were accrued or paid during 2016 and 2015.

d.	Litigation:

1.
As of June 30, 2016, several claims were filed against the Company, mainly by customers. The claims are in an amount aggregating to approximately $266. The substance of the claims is the malfunction of the Company's products, which occurred during the ordinary course of business. The Company's management, based on the opinion of its legal counsel, in of the opinion that no material costs will arise in respect to these claims.

2.
In August 2014, Pointer Brazil received a notification of lack of payments of $ 484 of VAT tax (Brazilian ICMS tax) plus $2,029 of interest and penalty totaling $ 2,513 of infraction. The Company is defending this litigation at court and made a provision of $77 thousands; the total timeframe of litigation is up to 14 years.

3.
In July 2015, the company received a tax deficiency notice against Pointer Brazil, pursuant to which Pointer or Pointer Brazil is required to pay an aggregate amount of approximately US$12.1 million. The claim is based on the argument that the services provided by Pointer Brazil should be classified as "Telecommunication Services", and therefore subject to the State Value Added Tax. The Company based on the opinion of its legal counsel, in of the opinion that no material costs will arise in respect to these claims and did not make any provision once this issue has two precedents that won the same type of litigation.

e.	Commitments:

The Company and DBSI Investment Ltd. ("DBSI"), an equity owner in the Company (see Note 7), have entered into a management services agreement pursuant to which DBSI shall provide management services in consideration of annual management fees of $180 for a period of three years commencing on May 27, 2014.

f.	Covenants:

a.
In respect of the bank loans provided to the Company for the purpose of funding the 2007 acquisition transaction, pursuant to which the Company acquired the activities and assets of Cellocator Ltd. ("Cellocator") and the acquisition of Pointer Brazil and in connection with the utilization of its credit facilities, the Company is required to meet certain financial covenants as follows:

1.	The ratio of the shareholders’ equity to the total consolidated assets will not be less than 20% and the shareholders equity will not be less than $20,000, starting December 31, 2007.

2.
The ratio of the Company and its subsidiaries' debt (debt to banks, convertible debenture and loans from others that are not subordinated to the bank less cash) to the annual EBITDA will not exceed 4 in 2010 and thereafter.

3.
The ratio of the Company’s debt (debt to banks, convertible debenture and loans from others was not subordinated to the bank less cash) to the annual EBITDA will not exceed 4.2 in 2013-2014, 3.5 in 2015, 3 in 2016 and 2.5 in 2017 and thereafter.

As of June 30, 2016, the Company is in compliance, and expects to remain in compliance, with the financial covenants of its credit facilities in 2016.

g.
In December 2011 one of the Company's Argentinean subsidiaries received a notification from the C.N.C. (Telecommunication Authority Agency) stating that the subsidiary is subject to a new tax (1% over sales related to data transmission) that had not been applicable to the subsidiary in the past.

As of the issuance of these financial statements, the subsidiary had only answered this notification but plans to appeal in the near future. Management has recorded a provision for the full amount (i.e. capital plus interest of $193).